SHORT-TERM BANK LOANS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Incremental borrowing rate	3.625%		2.75%
Interest expense	$ 28,448	$ 27,274
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	3.375%	3.375%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Hong Kong Dollar Best Lending Rate [Member]
Debt Instrument [Line Items]
Incremental borrowing rate	2.25%